Supplementary Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplementary Data [Abstract]
Revenues	$ 11,862	$ 13,431	$ 17,031	$ 15,944	$ 11,799	$ 12,760	$ 16,110	$ 14,991	$ 11,266	$ 58,205	$ 55,127	$ 54,497
Expenses	13,029	13,370	14,792	13,756	12,194	12,457	13,970	13,439	12,707	54,112	52,573	51,400
EARNINGS BEFORE NET GAINS (LOSSES) ON DISPOSITIONS OF ASSETS, OTHER INCOME, INTEREST EXPENSE, AND INCOME TAXES	(1,167)	61	2,239	2,188	(395)	303	2,140	1,552	(1,441)	4,093	2,554	3,097
Net gain (loss) on dispositions of assets	(29)	(5)	13	(2)	(3)		1,141	(6)	(2)	3	1,133	(26)
Other income (expense)	(297)	1,334	(1,138)	872	(1,212)		2	20	85	(144)	107	122
Interest expense		1,564	1,378	1,426	1,461	1,488	1,338	1,456	1,648	5,829	5,930	6,104
Impairment recoveries (losses)		(364)		(2,735)	266	(1,722)		(2,801)		(2,833)	(4,523)	(2,147)
LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(3,057)	(538)	(264)	(1,103)	(2,805)	(2,907)	1,945	(2,691)	(3,006)	(4,710)	(6,659)	(5,058)
Income tax (benefit) expense		6,088	282	381	(314)	(130)	261	162	(453)	6,437	(160)	(31)
LOSS FROM CONTINUING OPERATIONS	(3,057)	(6,626)	(546)	(1,484)	(2,491)	(2,777)	1,684	(2,853)	(2,553)	(11,147)	(6,499)	(5,027)
Gain (loss) from discontinued operations	(1,008)	203	(1,720)	3,924	(1,480)	(5,473)	(3,088)	(1,259)	(1,158)	927	(10,978)	(5,575)
NET LOSS	(4,065)	(6,423)	(2,266)	2,440	(3,971)	(8,250)	(1,404)	(4,112)	(3,711)	(10,220)	(17,477)	(10,602)
Loss attributable to noncontrolling interest	7	11	1	(8)	6	26	(8)	3	11	10	32	17
LOSS ATTRIBUTABLE TO CONTROLLING INTERESTS	(4,058)	(6,412)	(2,265)	2,432	(3,965)	(8,224)	(1,412)	(4,109)	(3,700)	(10,210)	(17,445)	(10,585)
Preferred stock dividends	(837)	(838)	(837)	(837)	(657)	(368)	(369)	(369)	(368)	(3,169)	(1,474)	(1,474)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (4,895)	$ (7,250)	$ (3,102)	$ 1,595	$ (4,622)	$ (8,592)	$ (1,781)	$ (4,478)	$ (4,068)	$ (13,379)	$ (18,919)	$ (12,059)
EPS from continuing operations	$ (1.35)	$ (2.58)	$ (0.48)	$ (0.81)	$ (1.09)	$ (1.08)	$ 0.45	$ (1.12)	$ (1.02)	$ (4.96)	$ (2.77)	$ (2.30)
EPS from discontinued operations	$ (0.35)	$ 0.07	$ (0.60)	$ 1.36	$ (0.51)	$ (1.91)	$ (1.07)	$ (0.44)	$ (0.40)	$ 0.32	$ (3.82)	$ (1.98)
EPS Basic and Diluted	$ (1.70)	$ (2.51)	$ (1.08)	$ 0.55	$ (1.60)	$ (2.99)	$ (0.62)	$ (1.56)	$ (1.42)	$ (4.64)	$ (6.59)	$ (4.28)